Other operating income	12 Months Ended
Mar. 31, 2025
Disclosure of Other Operating Income [Abstract]
Other operating income
26.
Other operating income

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Income from sale of emission reduction certificates	1,045	580	424	4
Others	60	49	26	0
Total	1,105	629	450	4